Income Tax - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred income tax assets
Total deferred income tax assets	$ 21,173	$ 18,277
Total deferred income tax liabilities	(84,221)	(77,615)
Net deferred income tax liabilities	(63,048)	(59,338)
Plant and equipment [Member]
Deferred income tax assets
Total deferred income tax assets	17,054	15,154
Non-capital loss carry forwards [Member]
Deferred income tax assets
Total deferred income tax assets		133
Environmental rehabilitation [Member]
Deferred income tax assets
Total deferred income tax assets	2,625	2,410
Unrealized loss on investments [Member]
Deferred income tax assets
Total deferred income tax assets	544	517
Other deductible temporary difference [Member]
Deferred income tax assets
Total deferred income tax assets	950	63
Mineral rights and properties [Member]
Deferred income tax assets
Total deferred income tax liabilities	(83,838)	(75,188)
Other taxable temporary difference [Member]
Deferred income tax assets
Total deferred income tax liabilities	$ (383)	$ (2,427)